Definite-Life Intangible Assets (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Definite Life Intangible Assets [Abstract]
2016	$ 15,964
2017	15,985
2018	15,985
2019	15,985
2020	16,029
Thereafter	84,098
Finite-Lived Intangible Assets, Net	$ 164,046	$ 186,414	$ 231,615